ACQUISITION (Tables)	6 Months Ended
Jun. 30, 2021
Business Combination and Asset Acquisition [Abstract]
Schedule of aggregate preliminary fair value

Amount
Cash, net of cash acquired of $99,393	$250,607
Contingent Consideration - Earnout Agreement	1,000,000
265,164,070 shares of common stock (not issued as of June 30, 2021)	1,617,501
Total preliminary consideration transferred	$2,868,108

Schedule summarizes the preliminary allocation of the fair values

Accounts Receivable	$40,291
Inventory	6,746
Other Assets	19,310
Goodwill	2,989,803
Accounts payable	(181,042)
Other accrued liabilities	(7,000)
Net assets acquired	$2,868,108

Schedule of pro-forma consolidated results of operations

	Three months ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
Revenue	$290,196	$152,402	$444,239	$234,221
Operating loss	(1,067,780)	(965,158)	(1,855,860)	(1,357,315)
Net loss	(1,869,775)	(276,742)	(5,532,928)	(2,395,044)
Net loss per common share	$(0.00)	$(0.00)	$(0.00)	$(0.01)
Weighted Average common shares outstanding	5,102,510,297	510,164,598	4,730,796,549	451,015,744